Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Real estate, at cost	$ 18,978,765	$ 14,893,328
Less: accumulated depreciation	(3,161,571)	(2,934,160)
Total real estate	15,817,194	11,959,168
Cash and cash equivalents	2,365,137	1,041,978
Cash held in escrows	57,201	55,181
Investments in securities	16,641	12,172
Tenant and other receivables (net of allowance for doubtful accounts of $1,636 and $1,960, respectively)	59,464	69,555
Related party notes receivable	0	282,491
Interest receivable from related party notes receivable	0	104,816
Accrued rental income (net of allowance of $3,636 and $1,571, respectively)	651,603	598,199
Deferred charges, net	884,450	588,235
Prepaid expenses and other assets	184,477	90,610
Investments in unconsolidated joint ventures	126,084	659,916
Total assets	20,162,251	15,462,321
Liabilities:
Mortgage notes payable	4,449,734	3,102,485
Unsecured senior notes (net of discount of $14,146 and $10,472, respectively	5,835,854	4,639,528
Unsecured exchangeable senior notes (net of discount of $182 and $1,653, respectively)	744,880	1,170,356
Unsecured line of credit	0	0
Mezzanine notes payable	311,040	0
Outside members' notes payable	180,000	0
Accounts payable and accrued expenses	202,470	199,102
Dividends and distributions payable	497,242	110,488
Accrued interest payable	167,523	72,461
Other liabilities	578,969	324,613
Total liabilities	12,967,712	9,619,033
Commitments and contingencies	0	0
Noncontrolling interest:
Redeemable preferred units of the Operating Partnership	51,312	110,876
Redeemable interest in property partnerships	99,609	97,558
Equity:
Excess stock, $.01 par value, 150,000,000 shares authorized, none issued or outstanding	0	0
Preferred stock, $.01 par value, 50,000,000 shares authorized
5.25% Series B cumulative redeemable preferred stock, $.01 par value, liquidation preference $2,500 per share, 92,000 shares authorized, 80,000 and no shares issued and outstanding at December 31, 2013 and December 31, 2012, respectively	200,000	0
Common stock, $.01 par value, 250,000,000 shares authorized, 153,062,001 and 151,680,109 issued 152,983,101 and 151,601,209 outstanding at December 31, 2013 and December 31, 2012, respectively	1,530	1,516
Additional paid-in capital	5,662,453	5,222,073
Dividends in excess of earnings	(108,552)	(109,985)
Treasury common stock at cost, 78,900 shares at December 31, 2013 and December 31, 2012	(2,722)	(2,722)
Accumulated other comprehensive loss	(11,556)	(13,817)
Total stockholders' equity attributable to Boston Properties, Inc.	5,741,153	5,097,065
Noncontrolling interests:
Common units of the Operating Partnership	576,333	539,753
Property partnerships	726,132	(1,964)
Total equity	7,043,618	5,634,854
Total liabilities and equity	$ 20,162,251	$ 15,462,321